Accrued Expenses - Summary of Changes in our Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Beginning balance	$ 41	$ 317
Accrual (reversal) for warranty expense	(58)	(136)
Warranty costs incurred during period	469	(140)
Ending balance	$ 452	$ 41